Financial Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income
Interest income	kr 102	kr 547	kr 926
Exchange rate differences	20,234
Total	kr 20,336	kr 547	kr 926